Accrued Expenses and Other Current Liabilities - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Customer credits redeemed	$ 2.6	$ 9.8	$ 24.3	$ 55.9	$ 7.4
Revenue from breakage	4.6	0.6	11.5	3.3	0.8
Increase and decrease in revenue	0.8	$ 1.1	2.3	$ 5.1	$ 15.3
Milestone payment	$ 2.5
Reduction In Estimated Rate Of Future Cancellations			$ 43.8